Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2020
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Summary of reconciliation of changes in Vermilion's exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2020	2019
Balance at January 1	286,149	303,295
Acquisitions	1,380	—
Additions	14,721	36,487
Changes in asset retirement obligations	(500)	36
Transfers to capital assets	—	(27,918)
Depreciation	(54,838)	(18,689)
Foreign exchange	7,182	(7,062)
Balance at December 31	254,094	286,149

Cost	395,615	371,632
Accumulated depreciation	(141,521)	(85,483)
Carrying amount at December 31	254,094	286,149